RETAINED PROFITS - Schedule of Retained Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 10,241
Profit attributable to ordinary shareholders	5,459	£ 5,784	£ 1,318
Post-retirement defined benefit scheme remeasurements	(2,152)	1,062	113
Dividends paid (note 44)	(1,567)	(970)	(41)
Repurchases and redemptions of other equity instruments (note 43)	(1,395)
Movement in treasury shares	(20)	(13)	293
Value of employee services:
Share option schemes	41	51	48
Other employee award schemes	183	131	74
Changes in non-controlling interests	2	(3)	(2)
At 31 December	10,145	10,241
Retained profits £ million
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	10,241	4,584	3,246
Profit attributable to ordinary shareholders	5,021	5,355	865
Post-retirement defined benefit scheme remeasurements	(2,152)	1,062	113
Gains and losses attributable to own credit risk (net of tax)	364	(52)	(55)
Dividends paid (note 44)	(1,475)	(877)	0
Share buyback programme (note 41)	(2,013)	0	0
Issue costs of other equity instruments (net of tax)	(5)	0	0
Repurchases and redemptions of other equity instruments (note 43)	(36)	0	0
Movement in treasury shares	(20)	(13)	293
Value of employee services:
Share option schemes	41	51	48
Other employee award schemes	183	131	74
Changes in non-controlling interests	(3)	(1)	0
Realised gains and losses on equity shares held at fair value through other comprehensive income	(1)	1	0
At 31 December	10,145	10,241	4,584
Income from continuing involvement in derecognised financial assets	£ 0	£ 0	£ 1